Fees Summary	Feb. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 48,279,180,010
Previously Paid Amount	6,897,155
Total Fee Amount	7,391,542.46
Total Offset Amount	0
Net Fee	$ 494,387.46